ACQUISITIONS - Aquarius identifiable assets acquired and liabilities assumed and goodwill (Details) $ in Millions	Apr. 12, 2016 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Apr. 12, 2016 USD ($)	Apr. 12, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2014 ZAR (R)
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Environmental rehabilitation obligation		R (312,100,000)	R (709,800,000)
Goodwill
Goodwill		6,396,000,000	R 936,000,000			R 736,700,000	R 736,700,000
Goodwill expected to be deducted for tax purposes		R 0
Aquarius Acquisition
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Property, plant and equipment					R 1,680,800,000
Equity-accounted investments					2,066,700,000
Environmental rehabilitation obligation funds					151,900,000
Other non-current assets					108,400,000
Inventories					155,000,000
Trade and other receivables					908,900,000
Cash and cash equivalents					494,100,000
Deferred tax asset					49,200,000
Environmental rehabilitation obligation					(630,000,000)
Other non-current liabilities					(32,400,000)
Trade and other payables					(1,025,600,000)
Tax and royalties payable					(13,200,000)
Total fair value of identifiable net assets acquired					3,913,800,000
PGM (4E) basket price (R/oz)	R 14,700
Goodwill
Consideration				$ 294	4,301,500,000
Fair value of identifiable net assets					(3,913,800,000)
Non-controlling interests, based on their proportionate interest in the recognised amounts of the assets and liabilities					12,900,000
Goodwill					400,600,000
Goodwill expected to be deducted for tax purposes					R 0
Aquarius Acquisition | Kroondal
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Weighted average cost of capital	9.00%
Aquarius Acquisition | Platinum Mile
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Weighted average cost of capital	9.00%
Aquarius Acquisition | Mimosa
IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES ASSUMED
Weighted average cost of capital	15.00%